                                                   Filed pursuant to Rule 497(e)
                                    under the Securities Act of 1933, as amended
                                                  Registration File No: 33-65632

                              SCHRODER SERIES TRUST
                        SCHRODER CAPITAL FUNDS (DELAWARE)

                     Supplement dated September 17, 2004 to

                         Prospectus dated March 1, 2004

     SCHRODER SMALL CAPITALIZATION VALUE FUND. The Trustees of Schroder Series
Trust have approved the liquidation of Schroder Small Capitalization Value Fund.
It is expected that the liquidation will occur on or about October 22, 2004.

     SCHRODER EMERGING MARKETS FUND. The Trustees of Schroder Capital Funds
(Delaware) have approved the liquidation of Schroder Emerging Markets Fund. It is expected that the liquidation will occur on or about October 22, 2004.

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     Shares of Schroder Small Capitalization Value Fund and Schroder Emerging
Markets Fund are no longer being offered for sale.